Equipment Notes Receivable	12 Months Ended
Dec. 31, 2013
Equipment Notes Receivable
6.	Equipment Notes Receivable

Medical Equipment

On June 28, 2013, the Partnership entered into a $150,000 Promissory Note to finance the purchase of medical equipment located in the Tennessee. The Promissory Note will be paid through 36 monthly installments of principal and interest of $5,100. The Promissory Note is secured by the medical equipment and other personal property located at the borrowers principal place of business. The Promissory Note is guaranteed personally by the officer of the borrower who will make all required note payments if the borrower is unable to perform under the Promissory Note. For the year ended December 31, 2013, the medical equipment note earned $9,988 of interest income.

Mining Equipment

On September 27, 2013, the Partnership entered into a loan facility with Andes Construction & Mining, Inc. (“Andes”) to provide financing in an amount up to $3,000,000. Andes is a Florida based company that builds, refurbishes and services mineral refining and mining equipment in the United States, Central and South America. The loan facility is secured by equipment that refines precious metals and other minerals. The Partnership advanced $2,500,000 to Andes during September 2013. The loan facility requires 48 monthly payments of principal and interest of $69,577 and a balloon payment of $500,000 in September 2017 which equates to an effective interest rate of 23.25%. For the year ended December 31, 2013, the mining equipment note earned $126,292 of interest income. The loan facility is scheduled to mature in September 2017. Andes’ obligations under the loan facility are also personally guaranteed by two majority shareholders of Andes.

Manufacturing Equipment

On October 15, 2013, the Partnership entered into a $300,000 loan facility with Pride Products, Inc. (“Pride”) secured by manufacturing equipment owned by Pride. Pride is a New Jersey based manufacturer and assembler of various consumer products. The loan facility is scheduled to be repaid in 29 equal monthly installments of $12,834. For the year ended December 31, 2013, the manufacturing equipment note earned $10,807 of interest income. Pride’s obligations under the loan facility are also personally guaranteed by a majority shareholder of Pride.

The future maturities of the Partnership’s notes receivable at December 31, 2013 are as follows:

Years ending December 31,
2014	$478,271
2015	645,590
2016	622,434
2017	946,605
$2,692,900

SQN AIF IV, GP LLC [Member]
Equipment Notes Receivable
6.	Equipment Notes Receivable

Medical Equipment

On June 28, 2013, the Fund entered into a $150,000 Promissory Note to finance the purchase of medical equipment located in the Tennessee. The Promissory Note will be paid through 36 monthly installments of principal and interest of $5,100. The Promissory Note is secured by the medical equipment and other personal property located at the borrowers principal place of business. The Promissory Note is guaranteed personally by the officer of the borrower who will make all required note payments if the borrower is unable to perform under the Promissory Note. For the year ended December 31, 2013, the medical equipment note earned $9,988 of interest income.

Mining Equipment

On September 27, 2013, the Fund entered into a loan facility with Andes Construction & Mining, Inc. (“Andes”) to provide financing in an amount up to $3,000,000. Andes is a Florida based company that builds, refurbishes and services mineral refining and mining equipment in the United States, Central and South America. The loan facility is secured by equipment that refines precious metals and other minerals. The Fund advanced $2,500,000 to Andes during September 2013. The loan facility requires 48 monthly payments of principal and interest of $69,577 and a balloon payment of $500,000 in September 2017 which equates to an effective interest rate of 23.25%. For the year ended December 31, 2013, the mining equipment note earned $126,292 of interest income. The loan facility is scheduled to mature in September 2017. Andes’ obligations under the loan facility are also personally guaranteed by two majority shareholders of Andes.

Manufacturing Equipment

On October 15, 2013, the Fund entered into a $300,000 loan facility with Pride Products, Inc. (“Pride”) secured by manufacturing equipment owned by Pride. Pride is a New Jersey based manufacturer and assembler of various consumer products. The loan facility is scheduled to be repaid in 29 equal monthly installments of $12,834. For the year ended December 31, 2013, the manufacturing equipment note earned $10,807 of interest income. Pride’s obligations under the loan facility are also personally guaranteed by a majority shareholder of Pride.

The future maturities of the Fund’s notes receivable at December 31, 2013 are as follows:

Years ending December 31,
2014	$478,271
2015	645,590
2016	622,434
2017	946,605
$2,692,900